Mineral Property, Pland and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 1,918.2
Mineral property, plant and equipment	1,918.2		$ 2,753.4
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,678.1	$ 2,502.3
Additions	179.0	158.4
Acquisitions of new entities	774.3	19.9
Transfers		4.2
Disposals	(2.7)	(6.7)
Mineral property, plant and equipment	2,678.1	2,502.3	3,628.7
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	759.9	643.1
Amortization	116.5	118.9
Disposals	(1.1)	(2.1)
Mineral property, plant and equipment	759.9	643.1	875.3
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	710.2
Mineral property, plant and equipment	710.2		769.1
Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	983.6	922.9
Additions	66.4	67.4
Acquisitions of new entities	55.7	0.0
Transfers		0.0
Disposals	(2.7)	(6.7)
Mineral property, plant and equipment	983.6	922.9	1,103.0
Plant and Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	273.4	206.5
Amortization	61.6	69.0
Disposals	(1.1)	(2.1)
Mineral property, plant and equipment	273.4	206.5	333.9
Mineral Property - Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	867.9
Mineral property, plant and equipment	867.9		1,588.3
Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,343.0	1,286.7
Additions	56.7	56.3
Acquisitions of new entities	718.6	0.0
Transfers		0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	1,343.0	1,286.7	2,118.3
Mineral Property - Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	475.1	425.2
Amortization	54.9	49.9
Disposals	0.0	0.0
Mineral property, plant and equipment	475.1	425.2	530.0
Mineral Property - Non-Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	61.1
Mineral property, plant and equipment	61.1		75.4
Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	66.2	48.4
Additions	14.3	17.8
Acquisitions of new entities	0.0	0.0
Transfers		0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	66.2	48.4	80.5
Mineral Property - Non-Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5.1	5.1
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	5.1	5.1	5.1
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	279.0
Mineral property, plant and equipment	279.0		320.6
Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	285.3	244.3
Additions	41.6	16.9
Acquisitions of new entities	0.0	19.9
Transfers		4.2
Disposals	0.0	0.0
Mineral property, plant and equipment	285.3	244.3	326.9
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6.3	6.3
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	$ 6.3	$ 6.3	$ 6.3